Note 04 - Management Report - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member] € in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Net revenues [Abstract]
Fixed Income, Currency (FIC) Sales & Trading		€ 7,974		€ 8,935		€ 7,063
Debt Origination		843		412		1,573
Equity Origination		102		101		544
Advisory		301		485		491
Origination and Advisory		1,246		998		2,608
Other		(60)		84		(40)
Total net revenues		9,160		10,016		9,631
Provision for credit losses		431		319		104
Noninterest expenses [Abstract]
Compensation and benefits		2,524		2,376		2,197
General and administrative expenses		4,136		4,075		3,843
Impairment of goodwill and other intangible assets		233		0		0
Restructuring activities		(3)		15		47
Total noninterest expenses		6,890		6,466		6,087
Noncontrolling interests		3		15		(17)
Profit (loss) before income taxes		€ 1,836		€ 3,217		€ 3,458
Employees (front office full time equivalent)	[1]	4,940		4,334		4,212
Employees (business aligned operations full time equivalent)	[1]	3,050		3,298		2,928
Employees (allocated central infrastructure, full-time equivalent)	[1]	11,989		10,788		9,787
Total employees (full-time equivalent)	[1]	19,979		18,420		16,927
Total assets	[1],[2]	€ 658,000		€ 677,000		€ 616,000
Risk weighted assets (RWA)	[1]	140,000		139,000		141,000
of which operational risk RWA	[1]	22,000		23,000		25,000
Leverage exposure	[1]	546,000		530,000		530,000
Deposits	[1]	18,000		16,000		13,000
Loans (gross of allowance for loan losses) In Divisions	[1]	€ 101,000		€ 103,000		€ 93,000
Cost Income Ratio		75.20%	[3]	64.60%	[4]	63.20%	[5]
Post-tax return on average shareholders equity	[6]	3.80%		8.00%		9.00%
Post-tax return on average tangible shareholders' equity	[6]	4.00%		8.40%		9.40%

[1]	As of year-end
[2]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[4]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]	For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report